Description Of Business And Significant Accounting Policies (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2008	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2004	Dec. 31, 2003
Description of Business [Line Items]
Principal amount of transition bonds issued									$ 1,300	$ 1,300
2004 Series transition bonds outstanding						$ 41
2004 Series transition bonds maturity date						May 31, 2016
Long-lived assets and goodwill impairments						$ 0	$ 0	$ 0
Reclassification of unamortized debt issuance costs from non-current assets to long-term debt						$ 36	$ 34
Percentage of equity interest sold in the event of bankruptcy	19.75%
Sales [Member] | TCEH [Member]
Description of Business [Line Items]
Concentration risk percentage		25.00%	26.00%	24.00%	25.00%	25.00%	25.00%	27.00%
Oncor
Description of Business [Line Items]
Percentage of membership interest owned by company				80.03%		80.03%
Texas Transmission [Member]
Description of Business [Line Items]
Percentage of membership interest owned by non-controlling owners		19.75%		19.75%		19.75%